TRADE AND OTHER PAYABLES (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade payables	$ 1,693	$ 561
Governmental authorities	1,258	488
Accrued expenses	1,959	806
Total	$ 4,910	$ 1,855